FINANCIAL RISK MANAGEMENT - Currency Risk Positions (Details) - Currency risk $ in Thousands	Dec. 31, 2020 CAD ($) $ / $	Dec. 31, 2019 CAD ($) $ / $
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount | $	$ 0	$ 54,000
Portion of forecast exposure hedged	0.00%	39.10%
Hedging price ($/gallon and $/litre)		1.30
Floor price
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Hedging price ($/gallon and $/litre)	0.0000	1.2757
Cap price
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Hedging price ($/gallon and $/litre)	0.0000	1.3683